Share-Based Compensation	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
12.	SHARE-BASED COMPENSATION

a.	Incentive Plan

2019 Plan

On September 19, 2019, September 1, 2020 and October 13, 2020, Ucommune Group granted 13,870,231, 1,843,899 and 191,062 share options (693,512, 92,195 and 9,553 of its share options retrospectively restated for effect of share consolidation on April 21, 2022) to Ucommune Group’s employees and non-employees (the “Grantees”) at an exercise price of $0.0001 per share ($0.002 per share retrospectively restated for effect of share consolidation on April 21, 2022) respectively. The expiration date of the share options was the 10th anniversary of the date of grant. The options will vest in accordance with four types of vesting schedules set out in the respective option award agreement.

For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.

For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.

For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.

For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.

On September 1,2020, The vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).

2020 Plan

In connection with the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.0001 per share to $0.00021 (0.0001 divided by 0.4783) per share (from $0.002 per share to $0.00418 retrospectively restated for effect of share consolidation on April 21, 2022). The 2020 Plan provides for the issuance of up to an aggregate of 7,188,661 of Class A ordinary shares (359,433 of its share options retrospectively restated for effect of share consolidation on April 21, 2022).

The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:

	For the years ended December 31,		For the six months ended June 30,
	2019	2020	2022
	RMB	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%	1.74%
Volatility	37.34%	22.67% – 35.44%	109.99%
Dividend yield	—	—	—
Life of options (in years)	10	10	10
Fair value of underlying ordinary shares*	830.20	689.40	81.59

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

(2)	Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4)	Life of options

Life of options is extracted from option agreements.

Prior to the consummation of the SPAC Transaction, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after November 17, 2020, were the closing prices of the Company’s ordinary shares traded in the stock exchange.

A summary of options activities during the six months ended June 30, 2022 is presented below:

	Number of options*	Weighted average exercise price USD*	Weighted average grant date fair value RMB*	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2020	348,935	0.004	811.80	8.85	287,773
Granted	—	—	—
Exercised	(45,216)	0.004	806.80
Forfeited	(5,426)	0.004	803.00
Options outstanding at December 31, 2021	298,293	0.004	812.60	7.84	26,237
Granted	15,000	0.004	81.59
Exercised	(17,279)	0.004	677.45
Forfeited	—	—	—
Options outstanding at June 30, 2022	296,014	0.004	783.50	7.43	7,044
Options vested and expected to vest as of June 30, 2022	296,014	0.004	783.50	7.43	7,044
Options exercisable as of June 30, 2022	209,088	0.004	765.60	7.51	4,981

*	The shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $3.55 of the Company’s ordinary share on June 30, 2022.

The fair values of the options granted for the six months ended June 30, 2022 are as follows:

For the six months ended June 30, 2022
RMB
Weighted average grant date fair value of option per share*	81.59
Aggregate grant date fair value of options**	1,224

*	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

**	In connection with the SPAC transaction effective date on November 17, 2020, the Company adopted the 2020 Plan and replace the 2019 Plan. Therefore, the aggregated grant date fair value of options for the year ended December 31, 2019 of RMB 575,788 was replaced by RMB 275,402. The aggregated grant date fair value of options granted in 2020 was RMB 98,430.

As of June 30, 2022, there was approximately RMB30,848 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of 1.42 years.

Total share-based compensation expense for the six months ended June 30, 2022 were as follows:

	For the six months ended June 30,
	2021	2022
Cost of revenue	21,360	6,438
Selling and marketing	11,935	3,420
General and administrative	42,933	12,738
Total share-based compensation expense	76,227	22,596

b.	Earn-out compensation from SPAC Transaction

In connection with SPAC Transaction, 4,000,000 Earnout Shares (200,000 of its earnout shares retrospectively restated for effect of share consolidation on April 21, 2022) were granted to certain shareholders of Ucommune Group as disclosed in Note 1 (b).

The Company accounted for the Earnout Shares as share-based compensation under ASC 718. The Company determined the fair value of the earn-out shares using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. Assumptions used to estimate the fair values of the share options granted or modified were as follows:

For the years ended December 31, 2020
RMB
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45 – 2.45
Fair value of the underlying ordinary shares (USD)*	163.40

*	The fair value of the underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

Total share-based compensation expense of earn-out shares for the six months ended June 30, 2022 were as follows:

	For the six months ended June 30,
	2021	2022
General and administrative	106,379	—

c.	Share Incentive

In May 2021, the Group acquired 100% equity interests of Guangdong Wanhe Green Technology Co., Ltd (“Guangdong Wanhe”) and Share Incentive in term of the Group’s share of RMB 29.0 million were awarded to certain management of Guangdong Wanhe. The management may be entitled to receive the Share Incentive as follows: (a) 40% of the Share Incentive and an additional share award of RMB 1.15 million if the revenue of Guangdong Wanhe exceeds RMB30,000,000 for the period from acquisition date through December 31, 2021 pursuant to the audited consolidated financial statements of Guangdong Wanhe; (b) 40% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB55,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2022; (c) 20% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB65,000,000 in the fiscal year of 2023 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2023. In addition, shares valued at 5% of the overfulfilled revenue should be awarded for each performance evaluation period. The Share Incentive should be automatically forfeited if the employment terminates during the performance evaluation period.

Total share-based compensation expense of Share Incentive for the six months ended June 30, 2022 were as follows:

For the six months ended June 30, 2022
General and administrative	1,948